INTANGIBLE ASSETS (Schedule of Amortization Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Amortization expenses	$ 5,643	$ 5,857	$ 6,033
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expenses	5,284	5,430	5,426
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expenses	$ 359	$ 427	$ 607